UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:             |_|; Amendment Number: ____

This  Amendment  (Check  only  one): |_|  is a restatement
                                     |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Broadfin Capital, LLC

Address:    237 Park Avenue
            Ninth Floor
            New York, NY 10017

13F File Number: 028-14251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin Kotler
Title:      Managing Member
Phone:      (212) 808-2460

Signature, Place and Date of Signing:


/s/ Kevin Kotler               New York, New York         November 14, 2011
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total: $191,753
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

(1)   028-14254               Broadfin Healthcare Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
ACCURAY INC                         COM        004397105   2,688       670,362 SH         DEFINED     1          670,362
ALERE INC                           COM        01449J105   6,994       355,906 SH         DEFINED     1          355,906
ALIGN TECHNOLOGY INC                COM        016255101   6,462       425,951 SH         DEFINED     1          425,951
ALKERMES INC                        COM        01642T108  17,692     1,160,100 SH         DEFINED     1        1,160,100
ALNYLAM PHARMACEUTICALS INC         COM        02043Q107   2,293       349,000 SH         DEFINED     1          349,000
ALPHATEC HOLDINGS INC               COM        02081G102   1,982       939,427 SH         DEFINED     1          939,427
AMARIN CORP PLC                SPONS ADR NEW   023111206     460        50,000 SH         DEFINED     1           50,000
ANACOR PHARMACEUTICALS INC          COM        032420101   4,053       711,049 SH         DEFINED     1          711,049
ANGIODYNAMICS INC                   COM        03475V101   8,904       677,613 SH         DEFINED     1          677,613
ANTARES PHARMA INC                  COM        036642106   5,319     2,292,518 SH         DEFINED     1        2,292,518
ARDEA BIOSCIENCES INC               COM        03969P107   1,564       100,126 SH         DEFINED     1          100,126
ATRICURE INC                        COM        04963C209   4,463       458,227 SH         DEFINED     1          458,227
BIOLASE TECHNOLOGY INC              COM        090911108   1,252       417,240 SH         DEFINED     1          417,240
BIONOVO INC                       COM NEW      090643206     568       901,200 SH         DEFINED     1          901,200
CAREFUSION CORP                     COM        14170T101   1,216        50,780 SH         DEFINED     1           50,780
CAS MED SYS INC               COM PAR $0.004   124769209      88        40,843 SH         DEFINED     1           40,843
CONCEPTUS INC                       COM        206016107   2,964       283,061 SH         DEFINED     1          283,061
COVIDIEN PLC                        SHS        G2554F113   8,379       190,000 SH         DEFINED     1          190,000
DYAX CORP                           COM        26746E103     917       727,799 SH         DEFINED     1          727,799
GIVEN IMAGING                     ORD SHS      M52020100   1,675       110,974 SH         DEFINED     1          110,974
HILL ROM HLDGS INC                  COM        431475102   1,765        58,779 SH         DEFINED     1           58,779
HI-TECH PHARMACAL INC               COM        42840B101   4,348       129,400 SH         DEFINED     1          129,400
INTELLIPHARMACEUTICS INTL IN        COM        458173101   3,113       929,271 SH         DEFINED     1          929,271
LANNET INC                          COM        516012101   9,322     2,433,871 SH         DEFINED     1        2,433,871
MASIMO CORP                         COM        574795100     270        12,463 SH         DEFINED     1           12,463
MEDICIS PHARMACEUTICAL CORP      CL A NEW      584690309   4,925       135,000 SH         DEFINED     1          135,000
MERIT MED SYS INC                   COM        589889104  11,301       860,016 SH         DEFINED     1          860,016
NATUS MEDICAL INC DEL               COM        639050103  10,937     1,150,000 SH         DEFINED     1        1,150,000
PROGENICS PHARMACEUTICALS IN        COM        743187106   4,442       773,927 SH         DEFINED     1          773,927
QLT INC                             COM        746927102   2,696       368,873 SH         DEFINED     1          368,873
RIGEL PHARMACEUTICALS INC         COM NEW      766559603   7,687     1,044,420 SH         DEFINED     1        1,044,420
SANOFI                         SPONSORED ADR   80105N105   9,840       300,000 SH         DEFINED     1          300,000
SANTARUS INC                        COM        802817304  12,569     4,505,000 SH         DEFINED     1        4,505,000
SOLTA MED INC                       COM        83438K103   1,505     1,204,377 SH         DEFINED     1        1,204,377
ST JUDE MED INC                     COM        790849103   4,343       120,000 SH         DEFINED     1          120,000
TEVA PHARMACEUTICAL INDS LTD        ADR        881624209  19,552       525,300 SH         DEFINED     1          525,300
ZIMMER HLDGS INC                    COM        98956P102   3,209        60,000 SH         DEFINED     1           60,000

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